Document and Entity Information	0 Months Ended
Apr. 13, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 13, 2015
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Apr. 13, 2015
Document Effective Date	Apr. 13, 2015
Prospectus Date	Sep. 28, 2014
MFS® International Value Fund | A
Risk/Return:
Trading Symbol	MGIAX
MFS® International Value Fund | B
Risk/Return:
Trading Symbol	MGIBX
MFS® International Value Fund | C
Risk/Return:
Trading Symbol	MGICX
MFS® International Value Fund | I
Risk/Return:
Trading Symbol	MINIX
MFS® International Value Fund | R5
Risk/Return:
Trading Symbol	MINJX
MFS® International Value Fund | R1
Risk/Return:
Trading Symbol	MINRX
MFS® International Value Fund | R2
Risk/Return:
Trading Symbol	MINFX
MFS® International Value Fund | R3
Risk/Return:
Trading Symbol	MINGX
MFS® International Value Fund | R4
Risk/Return:
Trading Symbol	MINHX